Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013
ASSETS
Cash and cash equivalents	$ 70,800	[1]	$ 272,936	[1]
Accounts receivable, net of allowance for doubtful accounts of $68,493 in 2014 and $81,803 in 2013	330,371	[2]	587,999	[2]
Due from related parties, net of allowance of $1,458,296 in 2014 and $1,623,661 in 2013	9,303	[3]	56,792	[3]
Inventories	640,671	[4]	1,407,868	[4]
Deferred income taxes	91,223	[5]	25,092	[5]
Current assets of discontinued operations	151,602	[6]	25,159	[6]
Prepayments and other current assets	238,314	[7]	439,624	[7]
Total current assets	1,532,284		2,815,470
Long-term investments in related parties	6,142	[8]	7,604	[8]
Other long-term investments	4,060	[8]	14,787	[8]
Property, plant and equipment, net	3,944,427	[9]	6,726,116	[9]
Mineral licenses, net	719,951	[10]	1,293,470	[10]
Other non-current assets	30,453	[11]	127,861	[11]
Deferred income taxes	72,966	[5]	5,066	[5]
Goodwill	403,207	[12]	687,763	[12]
Non-current assets of discontinued operations			2,156,373	[6]
Total assets	6,713,490		13,834,510
LIABILITIES AND EQUITY
Short-term borrowings and current portion of long-term debt	6,678,549	[13]	1,478,154	[13]
Accounts payable and accrued expenses:
Trade payable to vendors of goods and services	537,004		929,375
Advances received	81,599		140,919
Accrued expenses and other current liabilities	811,345		343,457
Taxes and social charges payable	215,251		264,861
Unrecognized income tax benefits	31,444	[5]	78,332	[5]
Due to related parties	15,494	[3]	106,943	[3]
Asset retirement obligations, current portion	3,478	[14]	2,001	[14]
Deferred income taxes	7,893	[5]	37,775	[5]
Current liabilities of discontinued operations	150,033	[6]	57,781	[6]
Pension obligations, current portion	18,656	[15]	18,578	[15]
Dividends payable	1,843		3,293
Finance lease liabilities, current portion	270,980	[16]	122,754	[16]
Total current liabilities	8,823,569		3,584,223
Long-term debt, net of current portion	166,532	[13]	7,513,277	[13]
Asset retirement obligations, net of current portion	43,712	[14]	50,567	[14]
Pension obligations, net of current portion	60,222	[15]	104,525	[15]
Deferred income taxes	179,987	[5]	506,241	[5]
Finance lease liabilities, net of current portion	2,813	[16]	296,875	[16]
Due to related parties	38	[3]	21	[3]
Long-term liabilities of discontinued operations			673,591	[6]
Commitments and contingencies		[17]		[17]
Other long-term liabilities	81,288		293,370
EQUITY
Common shares (10 Russian rubles par value; 497,969,086 shares authorized, 416,270,745 shares issued and outstanding as of December 31, 2014 and 2013)	133,507	[18]	133,507	[18]
Preferred shares (10 Russian rubles par value; 138,756,915 shares authorized, 83,254,149 shares issued and outstanding as of December 31, 2014 and 2013)	25,314	[18]	25,314	[18]
Additional paid-in capital	834,136		834,118
Accumulated other comprehensive income (loss)	972,381		(47,601)
Accumulated deficit	(4,763,413)		(427,863)
Equity attributable to shareholders of Mechel OAO	(2,798,075)		517,475
Noncontrolling interests	153,404	[19]	294,345	[19]
Total equity	(2,644,671)		811,820
Total liabilities and equity	$ 6,713,490		$ 13,834,510

[1]	See Note 5
[2]	See Note 6
[3]	See Note 10
[4]	See Note 7
[5]	See Note 20
[6]	See Note 4(c)
[7]	See Note 8
[8]	See Note 9
[9]	See Note 11
[10]	See Note 12
[11]	See Note 13
[12]	See Note 4(e)
[13]	See Note 14
[14]	See Note 16
[15]	See Note 17
[16]	See Note 18
[17]	See Note 26
[18]	See Note 19
[19]	See Note 4(f)